Goodwill and other intangible assets (Details 2)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Gravity Games Corporation USD ($)	Dec. 31, 2013 Gravity Games Corporation KRW	Dec. 31, 2012 Gravity Games Corporation KRW	Dec. 31, 2011 Gravity Games Corporation KRW
Goodwill
Goodwill at beginning of the year before accumulated impairment losses	8,232,000,000	8,232,000,000	8,232,000,000
Accumulated impairment losses at beginning of year	(4,369,000,000)	(755,000,000)	(241,000,000)
Goodwill at beginning of year	3,863,000,000	7,477,000,000	7,991,000,000	1,147,000
Impairment losses	(2,653,000,000)	(3,614,000,000)	(514,000,000)		(2,514,000)	(2,653,000,000)	(3,614,000,000)	(514,000,000)
Goodwill at ending of the year before accumulated impairment losses	8,232,000,000	8,232,000,000	8,232,000,000
Accumulated impairment losses at ending of year	(7,022,000,000)	(4,369,000,000)	(755,000,000)
Goodwill at end of the year	1,210,000,000	3,863,000,000	7,477,000,000	$ 1,147,000